REIT eXchange Fund

Common shares to be listed on the NYSE under the symbol "RXF"

advised by
SPRING Asset Management



REIT Exchange Fund

If you own shares of a public, non-traded real estate investment trust and wish to trade your shares for shares in RXF, click here.

For our prospectus, click here.

NEW !

Latest Press Release: **April 10, 2013 - REIT Exchange Fund Begins Exchange Offer for Non-Traded REITs**

Investment Objective

REIT Exchange Fund, Inc. is a newly-organized, non-diversified, closed-end management investment company. Our primary investment objective is to generate high current income and our secondary objective is capital appreciation. Our goal is to achieve these objectives by investing in the real estate market with diversification by

(i) type of real estate asset (such as commercial, industrial, healthcare, hotel, residential, and other);
(ii) number of properties;
(iii) investment manager; and
(iv) geography.

Specifically, we intend to invest in a select group of non-traded, Securities and Exchange Commission ("SEC") registered real estate investment trusts (the "Selected REITs"). In the future, we may potentially add new issues of non-traded real estate investment trusts ("REITs"), other securities related to real estate, and direct real estate investments.

All properties pictured in the photographs herein, unless otherwise indicated, are not owned by RXF or any affiliate.

THIS WEBSITE IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OR ANY INTEREST IN RXF OR ANY OTHER INVESTMENT FUND OR INVESTMENT COMPANY SPONSORED OR MANAGED BY SPRING ASSET MANAGEMENT LLC. INVESTORS ARE URGED TO READ THE REGISTRATION STATEMENT FILED BY RXF WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") ON FORM N-2 (THE "REGISTRATION STATEMENT") BECAUSE IT CONTAINS IMPORTANT INFORMATION. THIS WEBSITE MUST BE VIEWED IN CONJUNCTION WITH THE PROSPECTUS CONTAINED IN THE REGISTRATION STATEMENT (THE "PROSPECTUS"). IN CONNECTION WITH THIS OFFERING, A COPY OF THE CURRENT PROSPECTUS IS AVAILABLE TO YOU FREE OF CHARGE BY CLICKING THE HYPERLINK LABELED "PROSPECTUS" ABOVE. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN REIT EXCHANE FUND. ("RXF") SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. INVESTORS MAY ALSO OBTAIN COPIES OF THE PROSPECTUS AND ALL OTHER DOCUMENTS FILED BY RXF WITH THE SEC BY VISITING THEIR WEBSITE AT WWW.SEC.GOV OR BY CONTACTING RXF AT (305) 209-9898.

Forward-Looking Statements: This website contains "forward-looking statements," including statements regarding the exchange of certain REIT shares that are generally identified with words such as "expect," "intend," "plan," "could," "will," "may" and similar expressions. Such statements reflect management's current expectations and judgment as of the date of this press release. Risks, uncertainties and assumptions that could affect our forward-looking statements include, among other things, the completion of the Exchange Offer and other factors detailed in the section entitled "Risk Factors" included in the Registration Statement on Form N-2 filed with the SEC on April 9, 2013. All forward-looking statements included in this website should be considered in the context of these risks. These forward-looking statements speak only as of the date of their posting and RXF undertakes no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. Investors and prospective investors are cautioned not to place undue reliance on the forward-looking statements.

The achievement of any goals is not guaranteed. For more complete information about investing in RXF, including risks, charges and expenses, refer to our Prospectus. The Prospectus is available electronically by clicking here or on the link on each page of this website. You may also request a paper copy of the prospectus by contacting RXF as directed herein.

AN INVESTMENT IN RXF INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN RXF ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

Spring Asset Management, LLC

SPRING
Asset Management

REIT eXchange Fund

Common shares to be listed on the NYSE under the symbol "RXF"

advised by
SPRING Asset Management








The Offering and Exchange Offers

- In each Exchange Offer, we are offering to exchange a fixed number of RXF Common Shares for each share in a Selected REIT (the "Exchange Ratio") where each Selected REIT share is valued at *the greater of* (i) the most recently reported share price, or (ii) the highest recent redemption price, and where each RXF Common Share is valued at a nominal price of $25 per share.
- We are offering RXF Common Shares in exchange for some or all of the shares each investor owns in a Selected REIT up to a maximum aggregate number of shares for each such Selected REIT.
- The Exchange Offers expire at 12:00 a.m., New York City time, on June 5, 2013, unless extended.
- All shares in Selected REITs issued and outstanding that are validly tendered and not validly withdrawn prior to the expiration of each of the Exchange Offers will be exchanged for RXF Common Shares, subject in each case to (i) the maximum ownership limitation imposed by the Selected REITs (which, in all but one case, is equal to either 9.8% or 9.9% of their outstanding shares) and (ii) certain proration adjustments, as described elsewhere in this prospectus.
- Tenders of shares in Selected REITs may be withdrawn at any time before 12:00 a.m. New York City time, on the expiration date of the Exchange Offers.
- We intend to list RXF Common Shares on the NYSE under the symbol "RXF."
- Our board of directors has authorized us to make cash distributions to holders of RXF Common Shares equal to $1.75 per share on an annualized basis during the twelve-month period beginning with the closing of the Exchange Offers, payable quarterly commencing on the month-end that first occurs after the 90th day after the completion of the Exchange Offers, subject to normal market conditions.
- Summary data for each of the Selected REITs, including per share prices, the Exchange Ratios for each Exchange Offer, the number of RXF Common Shares offered per 100 shares of each Selected REIT tendered, and the maximum number of shares of each Selected REIT we are tendering for are shown in the table below:

Name	Price Used to Calculate Exchange Ratio	Exchange Ratio	RXF Common Shares Offered per 100 Selected REIT Shares
American Realty Capital Healthcare Trust, Inc.	$10.00	0.4000	40.00
American Realty Capital New York Recovery REIT, Inc.	$10.00	0.4000	40.00
Apple REIT Seven, Inc.	$11.00	0.4400	44.00
Apple REIT Eight, Inc.	$11.00	0.4400	44.00
Apple REIT Nine, Inc.	$10.25	0.4100	41.00
Apple REIT Ten, Inc.	$11.00	0.4400	44.00
Carey Watermark Investors Incorporated	$10.00	0.4000	40.00
Carter Validus Mission Critical REIT, Inc.	$10.00	0.4000	40.00
Chambers Street Properties	$10.00	0.4000	40.00
CNL Lifestyle Properties, Inc.	$7.31	0.2924	29.24
Cole Corporate Income Trust, Inc.	$10.00	0.4000	40.00
Cole Credit Property Trust IV, Inc.	$10.00	0.4000	40.00
Columbia Property Trust, Inc.	$7.33	0.2932	29.32
Corporate Property Associates 16 - Global Incorporated	$8.70	0.3480	34.80
Corporate Property Associates 17 - Global Incorporated	$10.00	0.4000	40.00
Dividend Capital Diversified Property Fund Inc.	$6.70	0.2680	26.80
Griffin-American Healthcare REIT II, Inc.	$10.22	0.4088	40.88
Griffin Capital Essential Asset REIT, Inc.	$10.28	0.4112	41.12
Hines Real Estate Investment Trust, Inc.	$7.61	0.3044	30.44
Industrial Income Trust Inc.	$10.40	0.4160	41.60
Inland American Real Estate Trust, Inc.	$6.93	0.2772	27.72
Inland Diversified Real Estate Trust, Inc.	$10.00	0.4000	40.00
KBS Legacy Partners Apartment REIT, Inc.	$10.68	0.4272	42.72
KBS Real Estate Investment Trust II, Inc.	$10.29	0.4116	41.16
KBS Real Estate Investment Trust III, Inc.	$10.00	0.4000	40.00
Lightstone Value Plus Real Estate Investment Trust, Inc.	$11.80	0.4720	47.20
Northstar Real Estate Income Trust, Inc.	$10.00	0.4000	40.00
Phillips Edison - ARC Shopping Center REIT Inc.	$10.00	0.4000	40.00
Steadfast Income REIT, Inc.	$10.24	0.4096	40.96
Strategic Storage Trust, Inc.	$10.79	0.4316	43.16
United Development Funding IV	$20.00	0.8000	80.00
Wells Core Office Income REIT, Inc.	$25.00	1.0000	100.00

Share Exchange

If you are a shareholder of a REIT selected for exchange by RXF and are interested in participating in the exchange offer, please contact:

D. F. King & Co. Inc
48 Wall Street
New York, NY 10005

Shareholders can call toll-free: **(800) 290-6424**

Banks and brokers can call collect: **(212) 269-5550**

Email: rxfinfo@dfking.com

All properties pictured in the photographs herein, unless otherwise indicated, are not owned by RXF or any affiliate.

THIS WEBSITE IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OR ANY INTEREST IN RXF OR ANY OTHER INVESTMENT FUND OR INVESTMENT COMPANY SPONSORED OR MANAGED BY SPRING ASSET MANAGEMENT LLC. INVESTORS ARE URGED TO READ THE REGISTRATION STATEMENT FILED BY RXF WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") ON FORM N-2 (THE "REGISTRATION STATEMENT") BECAUSE IT CONTAINS IMPORTANT INFORMATION. THIS WEBSITE MUST BE VIEWED IN CONJUNCTION WITH THE PROSPECTUS CONTAINED IN THE REGISTRATION STATEMENT (THE "PROSPECTUS"). IN CONNECTION WITH THIS OFFERING, A COPY OF THE CURRENT PROSPECTUS IS AVAILABLE TO YOU FREE OF CHARGE BY CLICKING THE HYPERLINK LABELED "PROSPECTUS" ABOVE. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN REIT EXCHANE FUND. ("RXF") SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. INVESTORS MAY ALSO OBTAIN COPIES OF THE PROSPECTUS AND ALL OTHER DOCUMENTS FILED BY RXF WITH THE SEC BY VISITING THEIR WEBSITE AT WWW.SEC.GOV OR BY CONTACTING RXF AT (305) 209-9898.

Forward-Looking Statements: This website contains "forward-looking statements," including statements regarding the exchange of certain REIT shares that are generally identified with words such as "expect," "intend," "plan," "could," "will," "may" and similar expressions. Such statements reflect management's current expectations and judgment as of the date of this press release. Risks, uncertainties and assumptions that could affect our forward-looking statements include, among other things, the completion of the Exchange Offer and other factors detailed in the section entitled "Risk Factors" included in the Registration Statement on Form N-2 filed with the SEC on April 9, 2013. All forward-looking statements included in this website should be considered in the context of these risks. These forward-looking statements speak only as of the date of their posting and RXF undertakes no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. Investors and prospective investors are cautioned not to place undue reliance on the forward-looking statements.

The achievement of any goals is not guaranteed. For more complete information about investing in RXF, including risks, charges and expenses, refer to our Prospectus. The Prospectus is available electronically by clicking here or on the link on each page of this website. You may also request a paper copy of the prospectus by contacting RXF as directed herein.

AN INVESTMENT IN RXF INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN RXF ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

Spring Asset Management, LLC

SPRING
Asset Management

REIT
eXchange
Fund

advised by
SPRING Asset Management

REIT eXchange Fund

Common shares to be listed on the NYSE under the symbol "RXF"



Board of Directors

Nathan Leight Chairman and Chief Executive Officer

Mr. Leight is the the senior managing member of Terrapin Partners LLC. He is also chairman and chief investment fficer of Terrapin Asset Management LLC (together with Terrapin Partners LLC, "Terrapin"). Previously, Mr. Leight was the chief investment officer of Gabriel Capital LP, managing more than $1 billion. Gabriel Capital specialized in bankruptcies, under-valued securities, emerging markets, private equity and merger arbitrage. Prior to joining Gabriel Capital, Mr. Leight established and oversaw the Proprietary Trading department at Dillon Read & Co. Inc., which specialized in bankruptcy/distressed situations and risk arbitrage. Mr. Leight started his career as an Associate in the corporate finance department of Oppenheimer & Co.

Mr. Leight is chairman of Great Lakes Dredge & Dock Corporation (NASDAQ:GLDD). Prior to joining the board, Mr. Leight was chairman of a blank check company, Aldabra Acquisition Corporation, that raised $55.2 million of gross proceeds in its February 2004 initial public offering and later merged with Great Lakes Dredge & Dock Company, LLC, the largest provider of dredging services in North America, in a transaction valued at more than $400 million. Mr. Leight served as chairman of Aldabra 2 Acquisition Corp., another blank check company which raised $414 million of gross proceeds in its June 2007 initial public offering and later acquired the paper and packaging assets of Boise Cascade, LLC to form Boise, Inc. (NYSE:BZ) in a transaction valued at more than $1.6 billion, Mr. Leight served as a director of Boise Inc. for five years, from 2007 to July 2012. Mr. Leight previously served on the board of TradeStation Group, Inc., now a wholly-owned subsidiary of Monex Group, Inc. (Tokyo Stock Exchange: 8698). Mr. Leight graduated cum laude from Harvard College.

Mr. Leight has more than 30 years of experience in capital markets, asset and portfolio management, venture capital, and private equity investing.

Stephen Bittel - Director

Mr. Bittel is the Chairman and founder of Terranova Corporation, leading a team of 95 professionals owning and/or operating a commercial real estate portfolio valued at nearly $1.5 billion. He founded Petroleum Realty Investment Partners LP in 1999. He has served as a director of Great Lakes Dredge & Dock Corporation (NASDAQ: GLDD) since 2010. Mr. Bittel is a member of the Florida Bar Association, the Mortgage Bankers' Association, the Young Presidents Organization (past Chairman of the Miami Chapter), and the Real Estate Round Table. Mr. Bittel graduated magna cum laude from Bowdoin College in 1978 and earned a law degree from the University of Miami School of Law.

Mr. Bittel has more than 20 years of direct real estate investment and management experience. He brings operational, financial, and institutional real estate investment expertise to the Board.

Arnold E. Brier - Director

Mr. Brier is the Vice President and General Counsel of Yardi Systems, Inc. Yardi is the leading provider of real estate investment management and property management software, with approximately 2,700 employees worldwide. Mr. Brier joined Yardi in 2011 with more than 25 years of experience in corporate and commercial real estate law. Prior to Yardi, Mr. Brier was a shareholder at Brownstein Hyatt Farber Schreck LLP, where he led the firm's California corporate department. His professional experience includes serving as general counsel for technology companies and as senior counsel for one of the world's largest energy companies. Mr. Brier earned his J.D. from the University of Michigan and his B.A. in Economics from the University of California, Los Angeles.

Mr. Brier's experience with legal, compliance, and regulatory matters, as well as knowledge of real estate software and systems operations are valuable to the Board.

S. Nathalie Cunningham - Director

Ms. Cunningham is Partner, Portfolio Manager, and Director of Research at Terrapin Asset Management LLC, an affiliate of Terrapin Partners LLC which she joined in 2000. Ms. Cunningham is responsible for the firm's manager due diligence and monitoring efforts and is a member of Terrapin Asset Management LLC's Investment Committee. Ms. Cunningham has also held positions at Harcourt General and The Thompson Corporation. Ms. Cunningham graduated from McGill University as a Faculty Scholar, and received her MBA with a specialization in finance and economics from New York University's Stern School of Business.

Ms. Cunningham has extensive portfolio management, alternative asset due diligence and securities and fund research expertise as well as regulatory compliance experience.

Jonathan H. Kagan - Director

Since January 2006, Mr. Kagan has been a Managing Principal of Corporate Partners LLC, where he oversees the investment of privately negotiated investments in public and private companies. Until February 2009, Mr. Kagan was a Managing Director of Lazard Alternative Investments LLC, where he was a member of the Investment Committee of Lazard Frères Real Estate Investors LLC, which oversaw approximately $2 billion of investments in a diversified portfolio of real estate assets. Previously, Mr. Kagan was a Managing Director of Corporate Partners I LP, and of Centre Partners Management LLC, which managed the Centre Capital Funds. He began his career in the investment banking division of Lazard Frères & Co. LLC in 1980. Mr. Kagan is a director of Marlborough Software Development Holdings Inc. (OTCBB: MBGH). Mr. Kagan received an MA (1st Hon) from Oxford University and his AB, summa cum laude and Phi Beta Kappa from Harvard College.

Mr. Kagan has extensive experience with corporate finance, capital markets and institutional real estate investments.

Sandor Valner - Director

Mr. Valner is Principal of Walton Street Capital, and CEO of Walton Street Capital, Mexico, a global real estate private equity firm. Prior to Walton, Mr. Valner was CEO of VALOR, a real estate merchant banking firm he founded in 2001. Prior to founding VALOR, Mr. Valner was a partner of EMVA, Mexico's leading financial restructuring and middle market M&A financial advisor. Prior to joining EMVA, Mr. Valner headed Credit Suisse First Boston's operations in Mexico and was part of the Latin America executive committee in New York. Before joining Credit Suisse, Mr. Valner worked for JP Morgan in corporate finance and mergers & acquisitions in New York. Mr. Valner is currently vice-chairman of the Mexican Association of Real Estate and Infrastructure Funds; he is currently a member on the board of directors of three Mexican real estate funds. Mr. Valner received an MBA degree and an MS degree in Engineering from Stanford University. He obtained his BS in Engineering summa cum laude from the UAM University in Mexico.

Mr. Valner brings extensive experience with real estate investment, private equity investing and capital markets to the Board

Philip R. Weingold - Director

Mr. Weingold is a partner at the New York law firm of Kramer Levin Naftalis & Frankel LLP. He has represented clients in various industries and sectors, including real estate, manufacturing, telecommunications, media, financial services, medical device, consulting, commercial and investment banking, investment management and apparel. His practice focuses on corporate matters and U.S. and international transactional tax matters with an emphasis on mergers, acquisitions, dispositions and joint venture arrangements, restructurings, investment funds, general corporate and partnership taxation, public and private offerings, financial instruments, asset-backed transactions and executive compensation planning.

Mr. Weingold has been a partner at Kramer Levin for more than 6 years. Prior to that, Mr. Weingold was a partner at McDermott Will & Emery LLP. Mr. Weingold received his J.D. from Columbia Law School where he was a Harlan Fiske Stone Scholar and obtained his B.S. in Economics (with a concentration in Accounting) magna cum laude from the Wharton School of the University of Pennsylvania.

Kramer Levin Naftalis & Frankel LLP is outside counsel to RXF, its Adviser, Terrapin Partners LLC and Terrapin Asset Management LLC.

All properties pictured in the photographs herein, unless otherwise indicated, are not owned by RXF or any affiliate.

THIS WEBSITE IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OR ANY INTEREST IN RXF OR ANY OTHER INVESTMENT FUND OR INVESTMENT COMPANY SPONSORED OR MANAGED BY SPRING ASSET MANAGEMENT LLC. INVESTORS ARE URGED TO READ THE REGISTRATION STATEMENT FILED BY RXF WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") ON FORM N-2 (THE "REGISTRATION STATEMENT") BECAUSE IT CONTAINS IMPORTANT INFORMATION. THIS WEBSITE MUST BE VIEWED IN CONJUNCTION WITH THE PROSPECTUS CONTAINED IN THE REGISTRATION STATEMENT (THE "PROSPECTUS"). IN CONNECTION WITH THIS OFFERING, A COPY OF THE CURRENT PROSPECTUS IS AVAILABLE TO YOU FREE OF CHARGE BY CLICKING THE HYPERLINK LABELED "PROSPECTUS" ABOVE. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN REIT EXCHANE FUND. ("RXF") SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. INVESTORS MAY ALSO OBTAIN COPIES OF THE PROSPECTUS AND ALL OTHER DOCUMENTS FILED BY RXF WITH THE SEC BY VISITING THEIR WEBSITE AT WWW.SEC.GOV OR BY CONTACTING RXF AT (305) 209-9898.

Forward-Looking Statements: This website contains "forward-looking statements," including statements regarding the exchange of certain REIT shares that are generally identified with words such as "expect," "intend," "plan," "could," "will," "may" and similar expressions. Such statements reflect management's current expectations and judgment as of the date of this press release. Risks, uncertainties and assumptions that could affect our forward-looking statements include, among other things, the completion of the Exchange Offer and other factors detailed in the section entitled "Risk Factors" included in the Registration Statement on Form N-2 filed with the SEC on April 9, 2013. All forward-looking statements included in this website should be considered in the context of these risks. These forward-looking statements speak only as of the date of their posting and RXF undertakes no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. Investors and prospective investors are cautioned not to place undue reliance on the forward-looking statements.

The achievement of any goals is not guaranteed. For more complete information about investing in RXF, including risks, charges and expenses, refer to our Prospectus. The Prospectus is available electronically by clicking here or on the link on each page of this website. You may also request a paper copy of the prospectus by contacting RXF as directed herein.

AN INVESTMENT IN RXF INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN RXF ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

Spring Asset Management, LLC

SPRING Asset Management

REIT eXchange Fund

Common shares to be listed on the NYSE under the symbol "RXF"

advised by
SPRING Asset Management



Management

The business and affairs of REIT Exchange Fund, Inc. ("RXF") are managed under the direction of the board of directors. The management of RXF's day-to-day operations is delegated to its officers, the investment manager, Spring Asset Management LLC, and RXF's administrator, subject always to the investment objectives and policies of RXF and to the general supervision of our board of directors. Spring Asset Management LLC is an affiliate of Terrapin Asset Management LLC, a registered investment adviser, established in 2001 and of Terrapin Partners LLC, a private equity investment firm established in 1998.



Nathan Leight - Chairman and Chief Executive Officer

Mr. Leight is the the senior managing member of Terrapin Partners LLC. He is also chairman and chief investment fficer of Terrapin Asset Management LLC (together with Terrapin Partners LLC, "Terrapin"). Previously, Mr. Leight was the chief investment officer of Gabriel Capital LP, managing more than $1 billion. Gabriel Capital specialized in bankruptcies, under-valued securities, emerging markets, private equity and merger arbitrage. Prior to joining Gabriel Capital, Mr. Leight established and oversaw the Proprietary Trading department at Dillon Read & Co. Inc., which specialized in bankruptcy/distressed situations and risk arbitrage. Mr. Leight started his career as an Associate in the corporate finance department of Oppenheimer & Co.

Mr. Leight is chairman of Great Lakes Dredge & Dock Corporation (NASDAQ:GLDD). Prior to joining the board, Mr. Leight was chairman of a blank check company, Aldabra Acquisition Corporation, that raised $55.2 million of gross proceeds in its February 2004 initial public offering and later merged with Great Lakes Dredge & Dock Company, LLC, the largest provider of dredging services in North America, in a transaction valued at more than $400 million. Mr. Leight served as chairman of Aldabra 2 Acquisition Corp., another blank check company which raised $414 million of gross proceeds in its June 2007 initial public offering and later acquired the paper and packaging assets of Boise Cascade, LLC to form Boise, Inc. (NYSE:BZ) in a transaction valued at more than $1.6 billion, Mr. Leight served as a director of Boise Inc. for five years, from 2007 to July 2012. Mr. Leight previously served on the board of TradeStation Group, Inc., now a wholly-owned subsidiary of Monex Group, Inc. (Tokyo Stock Exchange: 8698). Mr. Leight graduated cum laude from Harvard College.

Mr. Leight has more than 30 years of experience in capital markets, asset and portfolio management, venture capital, and private equity investing.

Guy M. Barudin - Chief Operating Officer, Principal Financial Officer



Mr. Barudin joined Terrapin in 2007 to focus on the firm's business development and private equity efforts. In addition to supporting Terrapin's private equity activities, he manages a portfolio of alternative assets including real estate, energy, private equity, venture capital, hedge funds and fund of funds. Mr. Barudin joined Terrapin from Medco Health Solutions, where he held various business development and finance positions and concentrated on strategic transactions related to healthcare information technology and pharmacy benefit strategy. Prior to Medco, Mr. Barudin was Vice President for Alliances and New Ventures at MasterCard International. He began his career in corporate finance at Merrill Lynch, PaineWebber Group Inc., and Dillon Read & Co., Inc.

Mr. Barudin received an MS from Massachusetts Institute of Technology Sloan School of Management and a BSE in Civil Engineering from Princeton University cum laude.

Robert C. Plotkin - Director of Research and Technology



Mr. Plotkin joined Terrapin in 2000 to lead technology due diligence and develop and manage technology programs. Mr. Plotkin joined Terrapin from IBM's T.J. Watson Research Center, where he worked for 10 years on projects including the development of parallel supercomputers, MPEG video systems, large-scale digital library management systems, and interactive web technologies.

Mr. Plotkin received a BS in electrical engineering from Columbia University, and a Masters in computer science from Polytechnic University.

Darren T. Rabenou - Director of Investor Relations



Mr. Rabenou joined Terrapin in 2005 from JP Morgan Asset Management to lead the firm's investor relations and marketing programs and to support the firm's research team. At JP Morgan, Mr. Rabenou was a senior member of the portfolio management team where he helped oversee $1.2 billion in REIT portfolios, and $2 billion in small cap active and quantitative strategies, including serving as listed portfolio manager on the firm's Undiscovered REIT Fund (Morningstar 4 rating). Prior to JP Morgan, he was a senior analyst and portfolio manager for Prudential Investments, where he focused on the emerging markets and global small cap stocks. Before Prudential he worked for ING Barings' institutional equity sales and derivatives division, which had an exclusive focus on the emerging markets.

Mr. Rabenou received a BA in political science from the University of Rochester and an MBA from Columbia Business School.



Stephen S. Schifrin - Chief Compliance Officer

Mr. Schifrin joined Terrapin in 2011 to focus on special projects, operations, and regulatory compliance. He became Chief Compliance Officer of Terrapin Asset Management LLC in January 2013. Mr. Schifrin received his J.D. from The University of Texas School of Law, where he served as Chair of the Board of Advocates and was a member of the Texas Journal for Civil Liberties & Civil Rights. He interned for the Honorable Diana Saldaña, U.S. Magistrate for the U.S. District Court for the Southern District of Texas.

Mr. Schifrin received his BA in political science from the University of California, Santa Barbara. He is a member of the State Bar of California.

All properties pictured in the photographs herein, unless otherwise indicated, are not owned by RXF or any affiliate.

THIS WEBSITE IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OR ANY INTEREST IN RXF OR ANY OTHER INVESTMENT FUND OR INVESTMENT COMPANY SPONSORED OR MANAGED BY SPRING ASSET MANAGEMENT LLC. INVESTORS ARE URGED TO READ THE REGISTRATION STATEMENT FILED BY RXF WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") ON FORM N-2 (THE "REGISTRATION STATEMENT") BECAUSE IT CONTAINS IMPORTANT INFORMATION. THIS WEBSITE MUST BE VIEWED IN CONJUNCTION WITH THE PROSPECTUS CONTAINED IN THE REGISTRATION STATEMENT (THE "PROSPECTUS"). IN CONNECTION WITH THIS OFFERING, A COPY OF THE CURRENT PROSPECTUS IS AVAILABLE TO YOU FREE OF CHARGE BY CLICKING THE HYPERLINK LABELED "PROSPECTUS" ABOVE. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN REIT EXCHANE FUND. ("RXF") SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. INVESTORS MAY ALSO OBTAIN COPIES OF THE PROSPECTUS AND ALL OTHER DOCUMENTS FILED BY RXF WITH THE SEC BY VISITING THEIR WEBSITE AT WWW.SEC.GOV OR BY CONTACTING RXF AT (305) 209-9898.

Forward-Looking Statements: This website contains "forward-looking statements," including statements regarding the exchange of certain REIT shares that are generally identified with words such as "expect," "intend," "plan," "could," "will," "may" and similar expressions. Such statements reflect management's current expectations and judgment as of the date of this press release. Risks, uncertainties and assumptions that could affect our forward-looking statements include, among other things, the completion of the Exchange Offer and other factors detailed in the section entitled "Risk Factors" included in the Registration Statement on Form N-2 filed with the SEC on April 9, 2013. All forward-looking statements included in this website should be considered in the context of these risks. These forward-looking statements speak only as of the date of their posting and RXF undertakes no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. Investors and prospective investors are cautioned not to place undue reliance on the forward-looking statements.

The achievement of any goals is not guaranteed. For more complete information about investing in RXF, including risks, charges and expenses, refer to our Prospectus. The Prospectus is available electronically by clicking here or on the link on each page of this website. You may also request a paper copy of the prospectus by contacting RXF as directed herein.

AN INVESTMENT IN RXF INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN RXF ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

Spring Asset Management, LLC

SPRING Asset Management

REIT eXchange Fund

advised by
SPRING Asset Management

REIT eXchange Fund

Common shares to be listed on the NYSE under the symbol "RXF"



About RXF | How to Exchange | Leadership | Investor Info | News | Contact | Prospectus

SEC Documents

Documents filed with the Securities and Exchange Commission

Registration Statement on Form N2

All Security Filings

RISKS

Investors should consider the following risk factors and special considerations associated with investing in RXF. An investment in RXF is subject to investment risk, including the possible loss of the entire principal amount that you invest.

No Operating History

RXF is a newly-organized, non-diversified, closed-end management investment company with no operating history.

Not a Complete Investment Program

An investment in RXF Common Shares should not be considered a complete investment program. RXF is intended for investors seeking risk-adjusted total return, with an emphasis on current income. Each holder of RXF Common Shares should take into account RXF's investment objectives.

Investment and Market Risk

An investment in RXF Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. An investment in RXF Common Shares represents an indirect investment in the securities owned by RXF. The value of the securities owned by RXF will affect the value of your RXF Common Shares. At any point in time, your RXF Common Shares may be worth less than your original investment, including the reinvestment of Fund dividends and distributions.

Management Risk

The Fund's assets will initially be invested predominantly in the Selected REITs, each of which is managed independently from RXF. Subject to the outcome of the Exchange Offers, RXF's initial portfolio will contain shares from up to 32 Selected REITs. RXF will be subject to risk related to decisions made and strategies implemented by the management of the Selected REITs. In the future, RXF may make other direct and indirect investments in real estate. The Adviser will apply investment techniques and risk analysis in making investment decisions for RXF, but there can be no guarantee that these will produce the desired results. In the future, RXF's allocation of its investments among specific sectors and types of securities within those broader classifications may vary significantly over time based on the Adviser's analysis and judgment. As a result, the particular risks most relevant to an investment in RXF, as well as the overall risk profile of RXF's portfolio, may vary over time. It is possible that the management of the Selected REITs or, in the future, the Adviser will focus on an investment that performs poorly or underperforms other investments under various market conditions.

Income Risk

The income investors receive from RXF is based, in part, on the income RXF will receive from the shares in the Selected REITs. RXF's income may eventually be based on lease and rental rates from direct real estate investment or from income derived from related securities in which it invests directly. If dividends from the Selected REITs or income from direct investments decline, investors' income from RXF could decline as well. To the extent RXF is borrowing in order to meet its obligations, then RXF's income could also be adversely affected when prevailing short-term interest rates increase.

Special Risks Related to Real Estate

Substantially all of RXF's initial assets will be concentrated in common stock of the Selected REITs. The Selected REITs' ability to pay dividends and return capital is dependent on the performance of their underlying real estate portfolios. In the future, RXF may make direct investments in real estate or related securities. As a result, your investment in RXF will be significantly affected by the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. Property prices also may drop because of the failure of borrowers to pay their loans and poor management. Many REITs, including the Selected REITs, utilize leverage which increases investment risk and could adversely affect their operations in periods of rising interest rates as well as risks normally associated with debt financing. Dividends from the Selected REITs or earnings from direct real estate investments depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by changes in such factors as applicable laws (e.g., Americans with Disabilities Act and tax laws), interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the Select REITs or RXF to make payments of any interest and principal on its debt securities, pay dividends, or return capital will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions in which the real estate owned either by the Selected REITs or by RXF is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of the Selected REITs or of RXF to vary portfolios promptly in response to changes in economic or other conditions is limited. The Selected REITs and/or RXF may also have joint venture investments in certain of their properties and, consequently, their ability to control decisions relating to such properties may be limited.

In addition, there are risks associated with particular sectors of real estate investments.

Retail Properties

The value of retail properties are affected by economic uncertainties and contingencies, and may be adversely affected by the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, spending patterns and lease terminations.

Office Properties

The value of office properties are affected by economic uncertainties and contingencies and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Hotel Properties

The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties

Healthcare properties and healthcare providers are affected by factors including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, equipment, personnel and other factors regarding operations; continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties

The value and successful operation of a multifamily property may be affected by such factors as management's ability to provide competitive residential amenities, oversupply of units from the presence of competing properties, local economic conditions, and laws affecting such properties, such as rent control laws.

Special Risks Related to the Non-Traded REIT Market

Non-traded REITs achieve a Life Cycle Event through: (i) the merger with, or acquisition by, a third party; (ii) a public offering of their shares; or (iii) the sale of REIT assets. The ability of any Selected REIT to achieve a Life Cycle Event, and the valuation of the Selected REIT's shares from such an event, can be affected by conditions in the general economy and in the capital markets. Economic factors include levels of employment and rates of economic growth, either in the economy as a whole or in certain geographic or industry sectors specific to a Selected REIT. Risks related to debt and equity capital markets include, but are not limited to, market receptivity to public offerings of securities, the level of activity in the merger and acquisition markets, and the premiums paid in those markets. If the Selected REITs do not undergo a Life Cycle Event, or if the values for Selected REITs obtained in their Life Cycle Event are lower than might otherwise be expected, it could result in reduced cash flow to RXF which could, in turn, adversely affect RXF's operations, its ability to make distributions, and the value of RXF Common Shares.

Non-traded REITs have been the subject of a high degree of scrutiny and legal action by regulators and investors. In addition, there has been, and continues to be, reports in the media focused on the sales and reporting practices in the non-traded REIT market. Certain non-traded REITs, including some of the Selected REITs and their distribution partners, have been the subject of disputes, investigations, and in certain cases, financial settlements with investors and regulators. These factors may have a negative impact on the valuation of shares in the Selected REITs, regardless of whether any individual Selected REIT is the target of scrutiny or legal action which could adversely affect the value of

RXF Common Shares

In the event RXF needs to obtain liquidity to fund operations or make distributions to shareholders, it may be able to redeem shares of Selected REITs that it obtains in the Exchange Offers. The redemption programs of the Selected REITs may be curtailed or eliminated at the discretion of the management of such issuers. While it is RXF's objective to hold the shares of the Selected REITs until the occurrence of a Life Cycle Event, RXF's inability to access a Selected REIT's redemption program for any reason could adversely affect RXF's ability to obtain the cash it could need to fund future operations or distributions, which could have a negative impact on the value of RXF Common Shares.

Insurance Risk

Certain of the Selected REITs may carry comprehensive liability, fire, flood, earthquake coverage and rental loss insurance with various policy specifications, limits and deductibles that apply to their underlying investments. Although RXF will have an indirect interest in a large number of properties and real estate securities reflecting wide geographical diversity within North America, should any type of uninsured loss occur, the Selected REITs could lose their investment in, and anticipated profits and cash flows from, the uninsured property or properties. This could adversely affect RXF's investment performance.

Credit Risk

Certain of the Selected REITs or other future holdings of RXF may be highly leveraged and financial covenants may affect their ability to operate effectively.

Environmental Issues

In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a Selected REIT, or RXF, may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such Selected REIT and, as a result, the amount available to make distributions on shares of RXF could be reduced.

Smaller Companies, RXF Liquidity Risk

At the time of the Exchange Offer, RXF's portfolio will consist primarily of the Selected REITs which are not publicly traded. In the long term, RXF may invest in certain less liquid publicly traded REITs ("Public REITs"). Even the larger publicly traded REITs tend to be small to medium-sized companies in relation to the equity markets as a whole. Such publicly traded REIT shares, therefore, can be more volatile than, and perform differently from, larger company stocks. There may be less trading in a smaller company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Further, smaller companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller company's stock price than is the case for a larger company.

REIT Qualification Issues

REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that RXF may invest in a real estate company which purports to be a REIT and that the company could fail to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, potentially significantly reducing the return to RXF on its investment in such company. REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

Inflation Risk

Periods of inflation may create an environment in which higher lease and rental rates generate increased income for the Selected REITs or for RXF if it holds direct real estate investments. However, there may be delays between the periods in which the Selected REITs can generate higher income and the periods when they distribute that income to RXF in the form of higher dividends which, in turn, can be distributed as dividends to RXF shareholders. In addition, inflation may lead to increases in the operating costs of Selected REITS or RXF that are greater than their related respective inflationary increases in income. This, in turn, could lead to declining income and dividends available as income to RXF.
Financial Leverage Risk

Use of Financial Leverage creates an opportunity for increased income and capital appreciation but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be utilized or will be successful.

Volatility Risk

If in the future, RXF decides to use Financial Leverage to a significant degree, it may cause the net asset value, and possibly the market price, of RXF Common Shares to fluctuate significantly in response to changes in interest rates and other economic indicators. As a result, the net asset value and market price of RXF Common Shares will be more volatile than those of a closed-end management investment company that is not exposed to leverage.

Strategic Transactions Risk

RXF may engage in various Strategic Transactions principally related to excess capital that may be available for purposes other than payment of dividends. The purpose of the Strategic Transactions would be to protect capital, to earn income, or to enhance total return. While RXF does not intend to use Strategic Transactions extensively, they involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Furthermore, RXF's ability to successfully use strategic transactions depends on the Adviser's ability to predict pertinent market movements, which cannot be assured. The use of Strategic Transactions may result in losses greater than if they had not been used, may require RXF to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation RXF can realize on an investment or may cause RXF to hold a security that it might otherwise sell. Additionally, amounts paid by RXF as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to RXF for investment purposes. Various legislative and regulatory initiatives may affect the availability, liquidity and cost of derivative instruments, limit or restrict the ability of RXF to use certain derivative instruments or transact with certain counterparties as a part of its investment strategy, increase the costs of Strategic Transactions or make them less effective.

RXF may make short sales of securities as part of its Strategic Transactions. A short sale is a transaction in which RXF sells a security it does not own. If the price of the security sold short increases between the time of the short sale and the time RXF replaces the borrowed security, RXF will incur a loss; conversely, if the price declines, RXF will realize a capital gain. Any gain will be decreased, and any loss will be increased, by the transaction costs incurred by RXF, including the costs associated with providing collateral to the broker-dealer (usually cash and liquid securities) and the maintenance of collateral with its custodian. Although RXF's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

Exchange Offer Related Risk

There can be no assurance that all Exchange Offers, or any specific Exchange Offer, will close or, even if closed, will result in RXF acquiring a significant number of the shares of any Selected REIT. Although we will not close any Exchange Offer unless we can close concurrently enough Exchange Offers to result in the issuance of at least 20 million RXF Common Shares, we have not imposed any other conditions relating to the size, composition or other characteristics of the Selected REIT shares we will obtain from the Exchange Offers that do close. Accordingly, the initial portfolio of Selected REIT shares held by RXF may be less diversified – by industry sector, management team, maturity of the underlying real estate portfolio or geography – than suggested by the table of Selected REITs identified elsewhere in this document. Moreover, even if we close each Exchange Offer, we may receive less than the maximum number of shares we are tendering for, thereby also potentially resulting in an initial portfolio that is less diversified than we would have if we closed each Exchange Offer for the maximum amount.

Recent Market Developments Risk

Global and domestic financial markets have experienced periods of unprecedented turmoil during the past several years. The debt and equity capital markets in the United States have been negatively affected by a wide variety of factors at various times including, but not limited to, instability in the Middle East, the slowing growth of the Chinese economy, European financial system and sovereign debt volatility, and delays in Federal government resolution of rules related to borrowing limits. These events, along with others, may lead to worsening general economic conditions and challenges to growth. RXF's initial portfolio will consist primarily of shares of the Selected REITs. Because these Selected REITs are not publicly traded, their fair values are not determined in the capital markets. However, RXF may invest in certain public securities for which recent developments, such as the ones listed here, may increase price volatility. These risks may also make it more difficult for RXF to accurately value its securities or to sell its liquid securities on a timely basis. They may adversely affect the ability of RXF to borrow for investment purposes and increase the cost of such borrowings, which could reduce dividends and distributions to the holders of RXF Common Shares. These developments may adversely affect the broader economy, and may continue to do so, which in turn may adversely affect the public markets.

U.S. Government Securities Risk

U.S. Government securities historically have not involved the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. Government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. Government securities change as interest rates fluctuate. In August, 2011, Standard & Poor's lowered its long-term sovereign credit rating on the U.S. to "AA+" from "AAA." Any further downgrades of the U.S. credit rating could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields, and increase the costs of all kinds of debt.

Legislation and Regulation Risk

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"), which was signed into law in July 2010, has resulted in a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act covers a broad range of topics, including, among many others: a reorganization of federal financial regulators; the creation of a process designed to ensure financial system stability and the resolution of potentially insolvent financial firms; the enactment of new rules for derivatives trading; the creation of a consumer financial protection watchdog; the regulation of rating agencies; and the enactment of new federal requirements for residential mortgage loans. The regulation of various types of derivative instruments pursuant to the Dodd-Frank Act may adversely affect RXF or its counterparties. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers of securities in which RXF invests may also be affected by the new legislation and regulation in ways that are currently unknown and unforeseeable.

In connection with an ongoing review by the SEC of the regulation of investment companies' use of derivatives, in August, 2011, the SEC issued a concept release to seek public comment on a wide range of issues raised by the use of derivatives by investment companies. The SEC noted that it intends to consider the comments to help determine whether regulatory initiatives or guidance are needed to improve the current regulatory regime for investment companies and, if so, the nature of any such initiatives or guidance. While the nature of any such regulations is uncertain at this time, it is possible that such regulations could limit the implementation of a possible option strategy by RXF, which could have an adverse impact on RXF. The Adviser cannot predict the effects of these regulations on RXF's portfolio. The Adviser intends to monitor developments and seek to manage RXF's portfolio in a manner consistent with achieving RXF's investment objective, but there can be no assurance that they will be successful in doing so.

In February, 2012, the U.S. Commodity Futures Trading Commission ("CFTC") adopted amendments to its rules relating to the ability of an investment adviser to a registered investment company to claim an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act ("CEA"). If the Adviser is unable to claim the exclusion with respect to RXF, the Adviser would become subject to registration and regulation as a commodity pool operator, which would subject the Adviser and RXF to additional registration and regulatory requirements and increased operating expenses. RXF intends to limit its investments such that the Adviser may continue to claim the exclusion with respect to RXF, which may limit RXF's ability to use certain Strategic Transactions, including futures, options on futures and swaps.

Certain rules related to these amendments have not yet been finalized or proposed and as a result the impact of the rule changes on the operations of the Adviser or RXF is not fully known at this time.

At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets or operations of RXF or the Selected REITs. Changing approaches to regulation may have a negative impact on RXF or entities in which RXF invests. Legislation or regulation may also change the way in which RXF itself is regulated. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on RXF or will not impair the ability of RXF to achieve its investment objective.

Risk Associated with Government Intervention in Financial Markets

The instability in the financial markets discussed above has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Governments or their agencies have acquired distressed assets from financial institutions and ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of RXF's portfolio holdings. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which RXF invests, or the issuers of such instruments.

Market Discount Risk

Shares of closed-end management investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that RXF's net asset value could decrease as a result of its investment activities. Although RXF's net asset value is generally considered by market participants in determining whether to purchase or sell RXF Common Shares, whether investors will realize gains or losses upon the sale of RXF Common Shares will depend entirely upon whether the market price of RXF Common Shares at the time of sale is above or below the investor's purchase price for RXF Common Shares. Because the market price of RXF Common Shares will be determined by factors such as net asset value, dividend and distribution levels (which are dependent, in part, on expenses), supply of and demand for RXF Common Shares, stability of dividends or distributions, trading volume of RXF Common Shares, general market and economic conditions and other factors beyond the control of RXF, RXF cannot predict whether RXF Common Shares will trade at, below or above net asset value or at, below or above the initial price used to calculate the exchange ratio in the Exchange Offers. This risk may be greater for investors expecting to sell their RXF Common Shares soon after the completion of the Exchange Offers, as the net asset value of RXF Common Shares will be reduced immediately following the offering as a result of the payment of certain offering costs.

Tax Risk

If RXF fails to qualify as a REIT in any taxable year, and the statutory relief provisions of the Code do not apply, RXF will be subject to income tax on all of its taxable income at regular corporate rates, without allowance of a deduction for dividends paid. This would substantially reduce funds available for RXF to distribute to its shareholders. The failure of any Selected REIT, or any other company in which RXF invests and which purports to be REIT, to qualify as a REIT could have an adverse effect on RXF's ability to satisfy the income, asset and other requirements that RXF must satisfy in order to qualify as a REIT in any taxable year.

Anti-Takeover Provisions

The Fund's Articles of Incorporation and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end management investment company. These provisions could deprive the holder of RXF Common Shares of opportunities to sell their RXF Common Shares at the net asset value per share or at a premium over the then-current market price of RXF Common Shares, outside of tender offers by the Fund, if any.

All properties pictured in the photographs herein, unless otherwise indicated, are not owned by RXF or any affiliate.

THIS WEBSITE IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OR ANY INTEREST IN RXF OR ANY OTHER INVESTMENT FUND OR INVESTMENT COMPANY SPONSORED OR MANAGED BY SPRING ASSET MANAGEMENT LLC. INVESTORS ARE URGED TO READ THE REGISTRATION STATEMENT FILED BY RXF WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") ON FORM N-2 (THE "REGISTRATION STATEMENT") BECAUSE IT CONTAINS IMPORTANT INFORMATION. THIS WEBSITE MUST BE VIEWED IN CONJUNCTION WITH THE PROSPECTUS CONTAINED IN THE REGISTRATION STATEMENT (THE "PROSPECTUS"). IN CONNECTION WITH THIS OFFERING, A COPY OF THE CURRENT PROSPECTUS IS AVAILABLE TO YOU FREE OF CHARGE BY CLICKING THE HYPERLINK LABELED "PROSPECTUS" ABOVE. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN REIT EXCHANE FUND. ("RXF") SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. INVESTORS MAY ALSO OBTAIN COPIES OF THE PROSPECTUS AND ALL OTHER DOCUMENTS FILED BY RXF WITH THE SEC BY VISITING THEIR WEBSITE AT WWW.SEC.GOV OR BY CONTACTING RXF AT (305) 209-9898.

Forward-Looking Statements: This website contains "forward-looking statements," including statements regarding the exchange of certain REIT shares that are generally identified with words such as "expect," "intend," "plan," "could," "will," "may" and similar expressions. Such statements reflect management's current expectations and judgment as of the date of this press release. Risks, uncertainties and assumptions that could affect our forward-looking statements include, among other things, the completion of the Exchange Offer and other factors detailed in the section entitled "Risk Factors" included in the Registration Statement on Form N-2 filed with the SEC on April 9, 2013. All forward-looking statements included in this website should be considered in the context of these risks. These forward-looking statements speak only as of the date of their posting and RXF undertakes no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. Investors and prospective investors are cautioned not to place undue reliance on the forward-looking statements.

The achievement of any goals is not guaranteed. For more complete information about investing in RXF, including risks, charges and expenses, refer to our Prospectus. The Prospectus is available electronically by clicking here or on the link on each page of this website. You may also request a paper copy of the prospectus by contacting RXF as directed herein.

AN INVESTMENT IN RXF INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN RXF ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

Spring Asset Management, LLC

SPRING
Asset Management

REIT
eXchange
Fund

REIT eXchange Fund

Common shares to be listed on the NYSE under the symbol "RXF"

advised by
SPRING Asset Management



About RXF   How to Exchange   Leadership ▾   Investor Info ▾   News   Contact   Prospectus

Press Releases

REIT Exchange Fund Begins Exchange Offer for Non-Traded REITs

Miami Beach, Florida April 10, 2013 --- REIT Exchange Fund, Inc. ("RXF") announced today that it has commenced an offer to exchange its common shares for shares currently held by investors in 33 non-traded, Securities and Exchange Commission ("SEC") registered real estate investment trusts (the "Selected REITs"). The 33 simultaneous exchange offers are being made on the terms, and subject to the conditions set forth in, the Offer to Exchange and the related Letter of Transmittal, each dated April 9, 2013 and filed on Form N-2 with the SEC.

RXF is offering to exchange its common shares for shares of each Selected REIT at a value of the greater of the Selected REIT's (i) latest redemption price or (ii) latest estimated price (as reported in its most recent SEC filings). The nominal value of RXF's common shares in the exchange offer is $25.

RXF's board of directors has authorized cash dividends equal to $1.75 per RXF share during the twelve-month period beginning with the closing of the exchange offers, subject to normal market conditions. RXF intends to list its shares on the New York Stock Exchange; its ticker symbol will be "RXF."

Nathan Leight, Chief Executive Officer of RXF and founder of Spring Asset Management LLC ("Spring"), RXF's investment adviser, said, "Our goal, by aggregating shareholdings of registered non-traded REITs, is to create a portfolio of the most attractive and diversified American real estate available as a publicly traded closed-end fund. Furthermore, we believe RXF offers a unique opportunity to simultaneously provide liquidity for investors in non-traded REITs while supporting issuers' business model. Our objective is to be a constructive new member of the non-traded REIT market. We believe investors in the Selected REITs who choose to exchange their shares can gain access to liquidity that might not otherwise be available to them. We also believe that by offering to exchange our shares with investors who might otherwise seek to redeem directly from the Selected REITs, we can offer some meaningful benefits to those issuers."

Leight continued, "At first, our portfolio will consist primarily of shares in the Selected REITs, creating a portfolio that offers diversification by region and asset type, managed by up to 21 different, sophisticated real estate management teams." Leight pointed out that if RXF is able to accept shares from investors in all 33 Selected REITs, RXF would hold an equity interest in more than 3,300 properties with locations in 49 U.S. states.

RXF, where permissible, will compensate brokers and advisers who communicate with investors and facilitate completion of exchange offering documents with a fee of $0.25 per common share of RXF issued to their clients, up to a maximum of $5,000 per client.

The exchange offer is subject to the satisfaction or waiver of certain conditions, as described in the Offer to Exchange, including that RXF issue a minimum of 20,000,000 RXF Common Shares. The exchange offer will expire at 12:00 a.m., Eastern Daylight Time, on May 21, 2013 (the "Expiration Time") unless extended or terminated as described in the Offer to Exchange. Tendered shares in any Selected REIT may be withdrawn by holders at any time prior to the Expiration Time, and withdrawn shares may be re-tendered by a holder at any time prior to the Expiration Time.

RXF is offering to exchange its common shares for shares of the 33 public, non-traded REITs shown in the table below using the specified exchange ratio. The exchange ratio is the number of RXF shares an investor would receive per share they exchange of the indicated Selected REIT. These share prices and exchange ratios are subject to change. Any such changes will be reflected in an amendment to the Offer to Exchange and filed with the SEC on Form N-2.

Name	Price Used to Calculate Exchange Ratio	Exchange Ratio	RXF Common Shares Offered per 100 Selected REIT Shares
American Realty Capital Healthcare Trust, Inc.	$10.00	0.4000	40.00
American Realty Capital New York Recovery REIT, Inc.	$10.00	0.4000	40.00
Apple REIT Seven, Inc.	$11.00	0.4400	44.00
Apple REIT Eight, Inc.	$11.00	0.4400	44.00
Apple REIT Nine, Inc.	$10.25	0.4100	41.00
Apple REIT Ten, Inc.	$11.00	0.4400	44.00
Carey Watermark Investors, Inc.	$10.00	0.4000	40.00
Carter Validus Mission Critical REIT, Inc.	$10.00	0.4000	40.00
Chambers Street Properties	$10.00	0.4000	40.00
CNL Lifestyle Properties, Inc.	$7.31	0.2924	29.24
Cole Corporate Income Trust, Inc.	$10.00	0.4000	40.00
Cole Credit Property Trust IV, Inc.	$10.00	0.4000	40.00
Columbia Property Trust, Inc.	$7.00	0.2800	28.00

Corporate Property Associates 16 – Global, Inc.	$8.70	0.3480	34.80
Corporate Property Associates 17 – Global, Inc.	$10.00	0.4000	40.00
Dividend Capital Diversified Property Trust, Inc.	$6.70	0.2680	26.80
Griffin-American Healthcare REIT II, Inc.	$10.22	0.4088	40.88
Griffin Capital Net Lease REIT, Inc.	$10.28	0.4112	41.12
Hines Real Estate Investment Trust, Inc.	$7.61	0.3044	30.44
Industrial Income Trust Inc.	$10.40	0.4160	41.60
Inland American Real Estate Trust, Inc.	$6.93	0.2772	27.72
Inland Diversified Real Estate Trust, Inc.	$10.00	0.4000	40.00
KBS Legacy Partners Apartment REIT, Inc.	$10.68	0.4272	42.72
KBS Real Estate Investment Trust II, Inc.	$10.29	0.4116	41.16
KBS Real Estate Investment Trust III, Inc.	$10.00	0.4000	40.00
Lightstone Value Plus Real Estate Investment Trust, Inc.	$11.80	0.4720	47.20
Northstar Real Estate Income Trust, Inc.	$10.00	0.4000	40.00
Phillips Edison – ARC Shopping Center REIT, Inc.	$10.00	0.4000	40.00
Steadfast Income REIT, Inc.	$10.24	0.4096	40.96
Strategic Storage Trust, Inc.	$10.79	0.4316	43.16
TNP Strategic Retail Trust, Inc.	$10.60	0.4240	42.40
United Development Funding IV	$20.00	0.8000	80.00
Wells Core Office REIT, Inc.	$25.00	1.0000	100.00

RXF has retained D.F. King & Company, Inc. as the Information Agent for the exchange offer. Any questions or requests for assistance concerning the exchange offer may be directed to D.F. King: for shareholders 1-800-290-6424; for banks or brokers, call collect at 212-269-5550; or inquire online at rxfinfo@dfking.com. The complete terms and conditions of the exchange offer are set forth on RXF's Form N-2 as filed with the SEC on April 9, 2013.

THIS NOTICE IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OR ANY INTEREST IN RXF OR ANY OTHER INVESTMENT FUND SPONSORED OR MANAGED BY SPRING ASSET MANAGEMENT LLC. INVESTORS ARE URGED TO READ THE REGISTRATION STATEMENT FILED BY RXF WITH THE SECURITIES AND EXCHANGE COMMISSION BECAUSE IT CONTAINS IMPORTANT INFORMATION. INVESTORS MAY OBTAIN COPIES OF THAT DOCUMENT FREE OF CHARGE BY VISITING THE COMMISSION'S WEBSITE AT WWW.SEC.GOV OR RXF'S WEBSITE AT WWW.REITEXCHANGEFUND.COM OR BY CONTACTING RXF AT (305) 209-9898.

About REIT Exchange Fund, Inc.

RXF is a newly formed closed-end fund, organized to invest initially in a portfolio of Selected REITs. Our primary investment objective is to generate high current income and our secondary objective is capital appreciation. Our goal is to achieve these objectives by investing in the real estate market with diversification by (i) type of real estate asset (such as commercial, industrial, health care, hotel, residential, and other), (ii) number of properties, (iii) investment manager, and (iv) geography. We intend to accomplish this initially by owning a diversified pool of shares in REITs and, in the future, by potentially adding new non-traded REITs, real estate-related securities, and direct real estate investments. RXF will be advised by Spring Asset Management, LLC.

About Spring Asset Management LLC

Spring is RXF's investment adviser. Spring is an affiliate of both Terrapin Asset Management LLC ("TAM") and Terrapin Partners LLC ("Terrapin Partners"). TAM is a registered investment advisor that manages alternative assets for individuals and institutions in the US and Europe. Terrapin Partners is a private equity investment firm founded in 1998.

Forward-Looking Statements

This press release contains "forward-looking statements," including statements regarding the exchange of Selected REIT shares that are generally identified with words such as "expect," "intend," "plan," "could," "will," "may" and similar expressions. Such statements reflect management's current expectations and judgment as of the date of this press release. Risks, uncertainties and assumptions that could affect our forward-looking statements include, among other things, the completion of the Exchange Offer and other factors detailed in the section entitled "Risk Factors" included in Form N-2 filed with the SEC on April 9, 2013.

All forward-looking statements included in this press release should be considered in the context of these risks. These forward-looking statements speak only as of the date of this press release and RXF undertakes no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. Investors and prospective investors are cautioned not to place undue reliance on the forward-looking statements.

SOURCE: REIT Exchange Fund, Inc., and Spring Asset Management, LLC. For inquiries, please contact Darren Rabenou at drabenou@springassetmanagement.com.

Spring Asset Management, LLC
801 Arthur Godfrey Road, Suite 300
Miami Beach, FL 33140

SPRING Asset Management

SpringAssetManagement.com

April 10, 2013

All properties pictured in the photographs herein, unless otherwise indicated, are not owned by RXF or any affiliate.

THIS WEBSITE IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OR ANY INTEREST IN RXF OR ANY OTHER INVESTMENT FUND OR INVESTMENT COMPANY SPONSORED OR MANAGED BY SPRING ASSET MANAGEMENT LLC. INVESTORS ARE URGED TO READ THE REGISTRATION STATEMENT FILED BY RXF WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") ON FORM N-2 (THE "REGISTRATION STATEMENT") BECAUSE IT CONTAINS IMPORTANT INFORMATION. THIS WEBSITE MUST BE VIEWED IN CONJUNCTION WITH THE PROSPECTUS CONTAINED IN THE REGISTRATION STATEMENT (THE "PROSPECTUS"). IN CONNECTION WITH THIS OFFERING, A COPY OF THE CURRENT PROSPECTUS IS AVAILABLE TO YOU FREE OF CHARGE BY CLICKING THE HYPERLINK LABELED "PROSPECTUS" ABOVE. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN REIT EXCHANE FUND. ("RXF") SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. INVESTORS MAY ALSO OBTAIN COPIES OF THE PROSPECTUS AND ALL OTHER DOCUMENTS FILED BY RXF WITH THE SEC BY VISITING THEIR WEBSITE AT WWW.SEC.GOV OR BY CONTACTING RXF AT (305) 209-9898.

Forward-Looking Statements: This website contains "forward-looking statements," including statements regarding the exchange of certain REIT shares that are generally identified with words such as "expect," "intend," "plan," "could," "will," "may" and similar expressions. Such statements reflect management's current expectations and judgment as of the date of this press release. Risks, uncertainties and assumptions that could affect our forward-looking statements include, among other things, the completion of the Exchange Offer and other factors detailed in the section entitled "Risk Factors" included in the Registration Statement on Form N-2 filed with the SEC on April 9, 2013. All forward-looking statements included in this website should be considered in the context of these risks. These forward-looking statements speak only as of the date of their posting and RXF undertakes no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. Investors and prospective investors are cautioned not to place undue reliance on the forward-looking statements.

The achievement of any goals is not guaranteed. For more complete information about investing in RXF, including risks, charges and expenses, refer to our Prospectus. The Prospectus is available electronically by clicking here or on the link on each page of this website. You may also request a paper copy of the prospectus by contacting RXF as directed herein.

AN INVESTMENT IN RXF INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN RXF ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

Spring Asset Management, LLC

SPRING Asset Management

REIT eXchange Fund

Common shares to be listed on the NYSE under the symbol "RXF"

advised by SPRING Asset Management



About RXF | How to Exchange | Leadership | Investor Info | News | Contact | Prospectus

Contact Info

If you are a shareholder of a REIT selected for exchange by RXF and are interested in participating in the exchange offer, please contact:

> **D. F. King & Co. Inc**
> **48 Wall Street**
> **New York, NY 10005**

Shareholders can call toll-free: **(800) 290-6424**

Banks and brokers can call collect: **(212) 269-5550**

Email: rxfinfo@dfking.com

SPRING Asset Management

Spring Asset Management LLC
801 Arthur Godfrey Road,
Suite 300
Miami Beach, FL 33140
(305) 209-9898

info@springassetmanagement.com

All properties pictured in the photographs herein, unless otherwise indicated, are not owned by RXF or any affiliate.

THIS WEBSITE IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES OR ANY INTEREST IN RXF OR ANY OTHER INVESTMENT FUND OR INVESTMENT COMPANY SPONSORED OR MANAGED BY SPRING ASSET MANAGEMENT LLC. INVESTORS ARE URGED TO READ THE REGISTRATION STATEMENT FILED BY RXF WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") ON FORM N-2 (THE "REGISTRATION STATEMENT") BECAUSE IT CONTAINS IMPORTANT INFORMATION. THIS WEBSITE MUST BE VIEWED IN CONJUNCTION WITH THE PROSPECTUS CONTAINED IN THE REGISTRATION STATEMENT (THE "PROSPECTUS"). IN CONNECTION WITH THIS OFFERING, A COPY OF THE CURRENT PROSPECTUS IS AVAILABLE TO YOU FREE OF CHARGE BY CLICKING THE HYPERLINK LABELED "PROSPECTUS" ABOVE. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN REIT EXCHANE FUND. ("RXF") SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. INVESTORS MAY ALSO OBTAIN COPIES OF THE PROSPECTUS AND ALL OTHER DOCUMENTS FILED BY RXF WITH THE SEC BY VISITING THEIR WEBSITE AT WWW.SEC.GOV OR BY CONTACTING RXF AT (305) 209-9898.

Forward-Looking Statements: This website contains "forward-looking statements," including statements regarding the exchange of certain REIT shares that are generally identified with words such as "expect," "intend," "plan," "could," "will," "may" and similar expressions. Such statements reflect management's current expectations and judgment as of the date of this press release. Risks, uncertainties and assumptions that could affect our forward-looking statements include, among other things, the completion of the Exchange Offer and other factors detailed in the section entitled "Risk Factors" included in the Registration Statement on Form N-2 filed with the SEC on April 9, 2013. All forward-looking statements included in this website should be considered in the context of these risks. These forward-looking statements speak only as of the date of their posting and RXF undertakes no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. Investors and prospective investors are cautioned not to place undue reliance on the forward-looking statements.

The achievement of any goals is not guaranteed. For more complete information about investing in RXF, including risks, charges and expenses, refer to our Prospectus. The Prospectus is available electronically by clicking here or on the link on each page of this website. You may also request a paper copy of the prospectus by contacting RXF as directed herein.

AN INVESTMENT IN RXF INVOLVES A HIGH DEGREE OF RISK. YOU SHOULD PURCHASE SECURITIES IN RXF ONLY IF YOU CAN AFFORD A COMPLETE LOSS OF YOUR INVESTMENT.

Spring Asset Management, LLC

SPRING Asset Management